Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trade accounts receivable, allowance for doubtful accounts	$ 0.7	$ 0.1	$ 0.4
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001
Redeemable ordinary shares, issued	20,070,375	20,070,375
Redeemable ordinary shares, outstanding	20,070,375	20,070,375
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	7,000,000,000	1,000,000,000	7,000,000,000
Ordinary shares, issued	4,159,125,592	3,701,145,330	3,701,145,330
Ordinary shares, outstanding	4,159,125,592	3,701,145,330	3,701,145,330
Adjustments
Trade accounts receivable, allowance for doubtful accounts		$ 0.0
Ordinary shares, authorized		7,000,000,000